SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

Pre-Effective Amendment No.                                                [ ]

Post-Effective Amendment No.  18                                           [X]

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]

                              Amendment No. 24                             [X]

                        (Check appropriate box or boxes)

                             AMERITOR SECURITY TRUST
               (Exact Name of Registrant as Specified in Charter)

             4400 MacArthur Blvd, #301, Washington, D.C. 20007-2521
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: 202-223-1000

                                Carole S. Kinney
                             Ameritor Security Trust
                            4400 MacArthur Blvd, #301
                           Washington, D.C. 20007-2521
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     [ ]  immediately upon filing pursuant to paragraph (b);
     [ ]  on ________ (date) pursuant to paragraph (b);
     [X]  60 days after filing pursuant to paragraph (a)(1);
     [ ]  on ________ (date) pursuant to paragraph (a)(1);
     [ ]  75 days after filing pursuant to paragraph (a)(2); or
     [ ]  on ________ (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           The Ameritor Security Trust

                                December 31, 2001

              The Ameritor Security Trust seeks growth of capital.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION AND THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED IF THIS PROSPECTUS IS ADEQUATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------
                                                                        Page No.
                                                                        --------
--------------------------------------------------------------------------------
Investment Objective and Principal Investment Strategies ...............
--------------------------------------------------------------------------------
Principal Risks ........................................................
--------------------------------------------------------------------------------
Risk/Return Bar Chart and Table ........................................
--------------------------------------------------------------------------------
Fees and Expenses of the Fund ..........................................
--------------------------------------------------------------------------------
Management, Organization and Capital Structure .........................
--------------------------------------------------------------------------------
Shareholder Information ................................................
--------------------------------------------------------------------------------
Redemption of Fund Shares ..............................................
--------------------------------------------------------------------------------
Dividends and Distributions ............................................
--------------------------------------------------------------------------------
Tax Status and Consequences ............................................
--------------------------------------------------------------------------------
Financial Highlights ...................................................
--------------------------------------------------------------------------------

            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
            --------------------------------------------------------

INVESTMENT OBJECTIVE: growth of capital. The Fund's investment objective may be changed by a vote of the Trustees of the Fund at any time without a vote of the shareholders of the Fund.

Principal investment strategies:
--------------------------------

     The Fund invests primarily in equity securities of companies that, in the Adviser's opinion, have expanding operating and earnings momentum and offer the potential for growth of capital. The Adviser, in its discretion, may invest in companies of any size or market capitalization. In selecting securities for the Fund, the Adviser looks for companies in the early stages of a period of accelerating operating and earnings momentum. Operating and earnings momentum, according to the Adviser, is derived from a market imbalance between supply and demand. The Adviser will focus on companies whose pricing power, short-term execution and trends are expanding within a current market cycle.

     The Adviser uses a combination of technical and fundamental analysis to guide its investments. Technical factors considered by the Adviser include: a company's strength relative to the market and its annual reports and quarterly press releases, and analyst's reports and industry research. Fundamental factors considered by the Adviser include: concentration in an industry and an industry's capacity for growth, capital investment, pricing, inventory/sales, and gross profit trend.

     The Adviser sells securities that it considers to be in the late stages of an operating or earnings cycle.

     In response to unfavorable market, economic, political or other conditions, or when cash is temporarily available, the Fund may commit up to 100% of its assets to temporary defensive investments. Such defensive investments include in
(i) high-grade debt securities of all types, (ii) U.S. Government securities, and (iii) repurchase agreements. If the Fund invests substantially in such instruments, the Fund may not be pursuing its principal investment strategies and the Fund may not achieve its investment objective.

                                 PRINCIPAL RISKS
                                 ---------------

     There is no assurance that the Fund will meet its investment objective; investors could lose money by investing in the Fund. As all mutual funds, an investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     GENERAL. The Fund will normally have substantially all of its assets invested in equity securities (e.g., common stocks), thereby subjecting the Fund to all of the risks of investing in the stock market. It is impossible for the Adviser to predict future movement of the stock market or of the economy as a whole. Stock prices generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will go down because of the interplay of market forces, may affect a single issuer, industry, sector of the economy, country or region, or may affect the market as a whole. The Fund may experience a substantial or complete loss on an individual stock.

     In addition, the Fund is not restricted in the investment vehicles and techniques that it may use, some of which are highly specialized and involve significant risks. Therefore, it is not designed for investors seeking safety, liquidity, preservation of capital, or current income, and should not be used for short-term trading. The Fund is intended to serve as one component of an investment program designed to accumulate assets for retirement, college tuition, or other long-term goals.

     STOCKS. The value of equity securities fluctuates daily and is affected by developments in the stock market and the economy generally, political and regulatory changes, and changes in the financial condition of an issuer. Regulatory changes that affect only a certain sector of the economy may drive down the price of stocks issued within that sector. If the Fund is heavily invested in that particular sector, the value of its portfolio would decrease. In addition, the share prices of smaller, unseasoned companies or companies that have limited or untested product lines may be more volatile than those of larger, established issuers. It is impossible for the Adviser to predict future movement of the stock market or of the economy as a whole.

     NON-DIVERSIFIED STATUS. Because the Fund is a non-diversified investment company, the Fund's assets may be invested, generally without limitation, in the securities of a single issuer or in the securities of only a few issuers within the same economic sector. Therefore, the value of the Fund's portfolio may be more affected by a single economic, political, or regulatory event than would the portfolio of a more diversified fund.

                         RISK/RETURN BAR CHART AND TABLE
                         -------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing (on a calendar year basis) changes in the Fund's annual total return from year to year and by showing (on a calendar year basis) how the Fund's average annual returns for one year, five years, and ten years compare to those of broad-based securities market index. How the Fund has performed in the past is not necessarily an indication of how the Fund may perform in the future.

Year to Year Total Returns (as of December 31)

----------------------------------------------------------------------------------------------
 60%                                                                  59.46
                                                                       XXX
----------------------------------------------------------------------------------------------
 50%                                                                   XXX
                                                                       XXX
----------------------------------------------------------------------------------------------
 40%                                                                   XXX     41.53
                                                                       XXX      XXX
----------------------------------------------------------------------------------------------
 30%                                                                   XXX      XXX
                                                                       XXX      XXX
----------------------------------------------------------------------------------------------
 20%   24.56                                                           XXX      XXX
        XXX                                         15.38              XXX      XXX
----------------------------------------------------------------------------------------------
 10%    XXX              10.67                       XXX               XXX      XXX
        XXX      5.63     XXX                        XXX               XXX      XXX
----------------------------------------------------------------------------------------------
  0     XXX      XXX      XXX                        XXX               XXX      XXX
        XXX      XXX      XXX              -1.52     XXX     -1.33     XXX      XXX
----------------------------------------------------------------------------------------------
-10%    XXX      XXX      XXX               XXX      XXX      XXX      XXX      XXX
        XXX      XXX      XXX               XXX      XXX      XXX      XXX      XXX
----------------------------------------------------------------------------------------------
-20%    XXX      XXX      XXX     -20.48    XXX      XXX      XXX      XXX      XXX
        XXX      XXX      XXX       XXX     XXX      XXX      XXX      XXX      XXX     -28.95
----------------------------------------------------------------------------------------------
-30%    XXX      XXX      XXX       XXX      XXX     XXX      XXX      XXX      XXX      XXX
        XXX      XXX      XXX       XXX      XXX     XXX      XXX      XXX      XXX      XXX
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
        1991     1992     1993     1994     1995     1996     1997     1998     1999     2000
----------------------------------------------------------------------------------------------

o During the 10-year period shown in the bar chart above, the highest return for a calendar quarter was ______% (quarter ended _______________).

o During the 10-year period shown in the bar chart above, the lowest return for a calendar quarter was -______% (quarter ended _______________).

o The year-to-date return as of the most recent calendar quarter was -56.8% (quarter ended September 30, 2001).

---------------------------------------------------------------------------------------------------
Average Annual Total Returns for the periods
     ended December 31*                          Past 1 Year        Past 5 Years      Past 10 Years
---------------------------------------------------------------------------------------------------
Ameritor Security Trust                            -28.95%             12.79%              7.61%
---------------------------------------------------------------------------------------------------
S&P 500 Index**                                    -10.14%             16.47%             14.87%
---------------------------------------------------------------------------------------------------

* Adjusted to reflect reinvestment of dividends.
** The S&P 500 Index is the Standard & Poor's Composite Stock Price Index of 500 Stocks and is a widely recognized, unmanaged index of common stock prices.

                          FEES AND EXPENSES OF THE FUND
                          -----------------------------

     The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

     SHAREHOLDER FEES (fees paid directly from your investment)
     Maximum Sales Charge (Load) Imposed on Purchases .................     None
     Maximum Deferred Sales Charge (Load) .............................     None
     Maximum Sales Charge (Load) Imposed on Reinvested Dividends ......     None
     Redemption Fees (1) ..............................................     None
     Exchange Fee .....................................................     None

     -------------
     (1) The Fund imposes a service charge on wire redemptions of less than $5,000.

     ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets) as a Percentage of Average Net Assets

        ----------------------------------------------------------------
        Management Fees                                           1.00%
        ----------------------------------------------------------------
        Other Expenses                                            5.07%
        ----------------------------------------------------------------
        Total Annual Fund Operating Expenses                      6.07%
        ----------------------------------------------------------------

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
             1 Year          3 Years         5 Years        10 Years
--------------------------------------------------------------------------------
             $  604          $1,792          $2,955          $5,755
--------------------------------------------------------------------------------

Management's Discussion of Fund Performance

     The investment focus for the Fund has been to invest in companies with the following fundamental characteristics:

     o    Strong balance sheet and financials
     o    Little debt or a low debt to equity ratio
     o    High return on equity
     o    High past earnings growth rate
     o    High consensus earnings estimated growth rate over the next five years
     o    Free cash flow generation

     These characteristics have been, and continue to be, the hallmarks of the stocks the Fund has owned. Unfortunately, these characteristics are also those of many technology and telecommunications stocks. Because of this, the majority of the Fund's portfolio has declined in the current market downturn. Many of these stocks have under-performed all of the indexes, including the Nasdaq.

     There are only a few industry sectors that are generally considered to be "growth sectors": technology, telecommunications, pharmaceuticals and financials. There are of course a few "growth" companies in non-growth sectors like GE, Federal Express and Wal-Mart. But with the exception of the financials, and to a lesser extent pharmaceuticals, almost all the growth companies in other growth industry sectors have suffered severe price declines as corporate spending has all but ground to a halt.

     Even though the stock market continues to decline, the good news is that there are some signs that the economy (as opposed to the stock market) has finally hit bottom. Almost all of the Leading Indicators have hit bottom and are now in a flat plateau pattern. Most economists believe the economy will begin to recover in the second quarter of 2002.

     The problems faced by an investment manager, managing "growth" funds over the past 18 months has been that there was no place to hide, or invest, and at the same time continue to maintain a "growth" investment style. The only option is patience. Investors simply have to wait for the economy to revive and for corporate spending to resume. At that time, the market may once again reward those stocks with high earnings growth, high returns on equity, high free cash flow generation and low debt.

     Now that the economy (again, as opposed to the stock market) seems to be at or very nearly at the bottom, and taking into account the effects of the terrorist attacks of September 11, the Fund's Adviser is reevaluating all of the stocks in the Fund's various growth industry sectors.

     The Adviser's consultant is in the process of reorganizing the Fund's portfolio to better determine which companies will be the first beneficiaries of any market upturn, given the new realities of the economy after September 11. In other words, the Fund is trying to identify those companies that will get the first orders from any new corporate spending and which companies will get the secondary orders as the economy begins to recover.

Performance Graph

     The following graph provides a comparison of the change in the value of a $10,000 investment in the Fund and the same investment in the S&P 500 Index for each fiscal year from June 30, 1992 to June 30, 2001.

                         Total Return vs. S&P 500 Index

                                [Graphic omitted]

                    -----------------------------------------
                    Ameritor Security Fund            $12,943
                    -----------------------------------------
                    S&P 500 Index                     $40,294
                    -----------------------------------------

                           Average Annual Total Return

                    -----------------------------------------
                    1 Year           5 Year           10 Year
                    -----------------------------------------
                    (56.10)%         1.41%              2.61%
                    -----------------------------------------

* Past performance is not predictive of future performance.
** S&P 500 Index is not adjusted to reflect the reinvestment of dividends.

                 MANAGEMENT, ORGANIZATION, AND CAPITAL STRUCTURE
                 -----------------------------------------------

INVESTMENT ADVISER

     The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with Ameritor Financial Corporation which has its principal offices at 4400 MacArthur Boulevard, #301, Washington, D.C. 20007-2521. All voting stock of Ameritor Financial Corporation is owned by United Securities, Inc., a Maryland corporation whose sole shareholder is Carole S. Kinney.

     Since commencing business through its predecessor, William Allen Steadman & Company, in 1932, the Adviser has principally engaged in the business of providing continuous investment supervision for the Fund and other investment companies. Under the terms of the Advisory Agreement, the Adviser manages the investments of the Fund and is responsible for overall management of its business affairs subject to supervision of the Trustees.

     Paul Dietrich serves as a consultant to the Adviser and is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Dietrich became portfolio manager in 2000. Since 1999, Mr. Dietrich has been the Chairman, Managing Director and Chief Investment Officer of Nye, Parnell & Emerson Capital Management and the President of Eton Court Asset Management Ltd. Prior to that, Mr. Dietrich founded Meridian Emerging Markets, Ltd., a provider of global emerging markets company financial information. He is also an international corporate attorney and was formerly associated with two Washington, DC law firms.

     As compensation for its services, the Fund pays to the Adviser a monthly advisory fee at the annual rate of 1% of the first $35,000,000 of the average daily net asset value of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. For the fiscal year ended June 30, 2001, the Fund paid the Adviser a fee equal to 1.00% of the Fund's average net assets. The Adviser also receives certain other fees, which are described in the Statement of Additional Information.

ORGANIZATION AND CAPITAL STRUCTURE

     The Fund is organized as a common law trust under the laws of the District of Columbia and has outstanding only one class of shares of beneficial interest. All shareholders have equal voting rights, and all shares participate equally in dividends and other distributions paid by the Fund, and in the residual assets of the Fund in the event of liquidation. Fractional shares have the same rights proportionately as do full shares, except that, pursuant to the Trust Indenture, fractional shares do not have the right to vote. Shareholders of the Fund have no preemptive rights and no conversion or subscription rights. The Fund does not hold regularly scheduled annual shareholders' meetings. Special meetings are called when required by applicable laws and regulations. No shareholder of the Fund shall be subject to any liability to any person in connection with the property or affairs of any such Fund.

     In addition, the governing documents of the Fund contain several other provisions relating to shareholders' rights that are uncommon to most other mutual funds including: (a) trustees hold office for a term of unlimited duration; (b) shareholders are entitled to vote for or against any amendments to the Trust Indenture, only in very limited circumstances; (c) shareholders are not entitled to vote for or against a termination of the Fund; and (d) except as otherwise required by law, shareholders may call special meetings only upon a vote of 90% of the outstanding shares. Shareholders of the Fund have certain rights with respect to removal of Trustees. Under these provisions, shareholders may remove one or more Trustees by declaration or vote of two-thirds of the Fund's outstanding shares. The Trustees will promptly call a meeting of shareholders for the purpose of voting upon the question of removal of Trustees when requested to do so by the record holders of not less than 10% of the outstanding shares of the Fund.

     Please refer to the Fund's SAI for a general discussion of additional material provisions of the Restated Trust Indenture of the Fund.

                             SHAREHOLDER INFORMATION
                             -----------------------

PRICING OF FUND SHARES

     The Fund's net asset value per share is determined at the close of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) only on days when the New York Stock Exchange is open for business. The New York Stock Exchange is open for business Monday through Friday, and closed on weekends and holidays. Fund shares are bought and sold at the net asset value next calculated after the buy or sell order is placed. It is computed by dividing the value of net assets (i.e., the value of the Fund's assets less its liabilities) by the total number of shares outstanding. Portfolio securities are valued at the last sale price on the national securities exchange or national securities market on which the securities are primarily traded. Securities not listed on an exchange or national securities market or securities for which there were no transactions are valued at the mean between the most recent reported bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees. Debt securities having remaining maturities of less than 60 days are valued by the amortized cost method, unless the Trustees determine this is not fair value. Expenses and fees, including the management fee, are accrued daily and taken into account for the purpose of determining the net asset value. Securities traded on foreign exchanges may experience price fluctuations on days that the Fund is not open for business. Therefore, the Fund's net asset value per share and the value of shareholder accounts may change on days that shareholders are unable to purchase or redeem shares.

PURCHASE OF FUND SHARES

     The Fund has not accepted new subscriptions for its shares since 1988 and is not currently offering its shares. In the future, the Fund may offer Fund shares at net asset value without payment of any sales charge or commission when purchases are made directly from the Fund. Shares purchased through registered broker-dealers may incur a transaction fee. Stock certificates for shares are ordinarily not issued, because they are unnecessary and complicate redemption of shares. They will, however, be issued upon written request.

     The Fund does not directly sponsor any retirement plans. However, shareholders may fund their own self-directed IRA or other qualified plan with Ameritor Security Trust shares. You should contact the Adviser for specific plan documentation and any additional information you may require. You should also consult your tax adviser before investing.

                            REDEMPTION OF FUND SHARES
                            -------------------------

     Shareholders may redeem their shares at any time by following the procedures set forth herein. Shares will be redeemed at the net asset value next calculated after the request has been received in good order. The proceeds are paid by check within five days after receipt of a redemption request.

     Accounts without share certificates - A written and signed request (all joint owners must sign) stating the amount to be withdrawn must be made to Ameritor Financial Corporation, 4400 MacArthur Blvd NW, Suite 301, Washington, D.C. 20007. Written requests for redemptions over $1,000 must be accompanied by a "signature guarantee." Signature guarantees shall be accepted from all eligible guarantor institutions, which include domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

     Instant Liquidity (by telephone) - If you have authorized telephone withdrawals on your Investment Application, you may withdraw any amount by telephone by calling 1-(800)-424-8570 on any business day. Telephone instructions from any person representing himself or herself to be you or your representative, and believed by Ameritor Financial Corporation, as Transfer Agent for the Fund, to be genuine will be acted upon. The Fund or the Transfer Agent will not be liable for executing unauthorized instructions communicated by telephone that they reasonably believe to be genuine. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.

     Accounts with share certificates - The signed share certificates (all joint owners must sign) together with a "signature guarantee" from an eligible guarantor institution (see "Accounts without share Certificates," above) and a written request that the certificates be redeemed, must be submitted to. Ameritor Financial Corporation, 4400 MacArthur Blvd., N.W., Suite 310, Washington, D.C. 20007.

     Requests  for  redemption  by  corporations,   executors,   administrators,
trustees or guardians may require further documentation.

     The proceeds of redemptions are paid by check within five days after receipt of a request for redemption that complies with the procedures set forth above. Proceeds may also be wired to a bank or trust company if wire transfers have been previously authorized on the Investment Application. The fee for a wire transfer is $15. When a personal or corporate check was used to purchase the shares, redemption proceeds will be released only when bank clearance on the check has been received. This procedure could take up to seven days after the purchase date and can be avoided by submitting a certified check along with the purchase order. Also, there may be a charge if a shareholder uses a broker-dealer to repurchase the Fund's shares.

     The right of redemption may be suspended during any period when: (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays; or (b) as permitted by the SEC.

     To eliminate the cost of maintaining small accounts, the Transfer Agent may close an account upon 30 days' written notice to the shareholder when the net asset value of the shares in the account is less than $100 as a result of redemptions. Involuntary redemption may be avoided if additional funds are added to the account during the 30-day period.

     Systematic Withdrawal Plan. The Fund has a Systematic Withdrawal Plan under which shareholders whose account balance is at least $5,000 (at current net asset value) may receive a fixed distribution amount at monthly intervals by redeeming a portion of their shares equal to the specified dollar amounts on a monthly basis. The Transfer Agent will redeem the number of shares equal in value to the specified withdrawal amount. Systematic withdrawals are processed on the twenty-fifth day of the month. Shareholders who wish to exercise this election should request, complete, and return the SystematicWithdrawal Application.

                           DIVIDENDS AND DISTRIBUTIONS
                           ---------------------------

     For the fiscal year ending June 30, 2002, the Fund intends to qualify as a RIC under the Code. As a result, the Fund will distribute most of its income and capital gains to its shareholders every year. Income dividends, if any, will be paid at least annually and capital gains distributions, if any, will be made at least annually. Unless an election to the contrary is made in writing to the Fund at 4400 MacArthur Boulevard, Suite 301, NW, Washington, D.C. 20007, all income dividends and all capital gains distributions payable on shares of the Fund will be reinvested in additional shares at the net asset value in effect on the dividend or distribution record date. Although the Fund will not be taxed on the amounts it distributes, shareholders will generally be taxed regardless of whether distributions are received in cash or are reinvested in additional Fund shares. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. If a Fund designates a distribution as a capital gains distribution, it will be taxable to shareholders as long-term capital gains, regardless of how long they have held their Fund shares.

                           TAX STATUS AND CONSEQUENCES
                           ---------------------------

     Although the Fund intends to qualify as a RIC, there is no guarantee that the Fund will meet the RIC qualifications. If the Fund does not qualify as a RIC, distributions from the Fund are taxable under the normal corporate tax rules for federal income tax purposes. Non-redemption cash distributions to shareholders constitute ordinary dividend income if such distributions are out of the corporation's current or accumulated earnings and profits. Thereafter, the distributions are a non-taxable return of basis to the extent of the recipient's tax basis for the recipient's shares. Any distributions in excess of earnings and profits and in excess of such tax basis constitute gain from a deemed sale or exchange of the shares.

     Redemption distributions may be taxable under the rules described above, or such redemptions may be treated for federal income tax purposes as a sale or exchange of the redeemed shares. Such characterization depends upon the application to the recipient of Section 302(b) of the Code. A redemption distribution may be a sale or exchange of the redeemed shares for tax purposes if it is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is in complete termination of a shareholder's interest in the corporation, or is a redemption from a non-corporate shareholder in partial liquidation of the distributor (all within the technical meanings of Section 302(b)). Such determinations are highly individualized. Shareholders must consult with their own tax advisors concerning the effect to them of any redemption distribution from the Fund.

Special rules apply for federal income tax purposes if the Fund makes a distribution of its assets in kind (which could be a liquidating distribution from the Fund or a non-liquidating distribution). Other special tax rules apply if the Fund makes a distribution of its shares or rights to acquire its shares to its shareholders with respect to their Fund shares. No such distributions are contemplated currently by the Fund so an explanation of these rules is beyond the scope of this discussion.

     The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that such a shareholder would be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts constituting ordinary income to him or her, where such amounts are treated as income from U.S. sources under the Code.

     In addition to federal taxes, shareholders of the Fund may be subject to state and local taxes on distributions from the Fund. Shareholders should consult their own tax advisors with respect to the tax status of distributions from the Fund in their own state and localities. For more information on taxation, see the section entitled "Taxation of the Fund" in the Statement of Additional Information."

                              FINANCIAL HIGHLIGHTS
                              --------------------

     The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions). The financial information for the 2000 and 2001 fiscal years has been audited by Tait, Weller, and Baker, independent auditors, whose report, along with the Fund's financial statements, is incorporated by reference into the Statement of Additional Information and is included in the annual report, which is available upon request. The financial information presented for other fiscal years was audited by other independent auditors. The annual report is available upon request by calling toll free [1-800-424-8570].

                           For the years ended June 30

--------------------------------------------------------------------------------------------
                                              2001      2000      1999      1998      1997
                                             ------    ------    ------    ------    ------
--------------------------------------------------------------------------------------------
Per Share Operating Performance:
--------------------------------------------------------------------------------------------
    Net asset value, beginning of period     $ 1.71    $ 1.35    $ 0.93    $ 0.76    $ 0.70
--------------------------------------------------------------------------------------------
    Net investment income (loss)              (0.07)    (0.19)    (0.22)    (0.09)    (0.11)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Capital gain distributions                (0.08)     0.00      0.00      0.00      0.00
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
     Net realized and unrealized gain
    (loss) on investments                     (0.86)     0.55      0.64      0.26      0.17
--------------------------------------------------------------------------------------------
    Total From Investment Operations          (1.01)     0.36      0.42      0.17      0.06
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Net Asset Value, End of Period           $ 0.70    $ 1.71    $ 1.35    $ 0.93    $ 0.76
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Ratio/Supplemental Data:
--------------------------------------------------------------------------------------------
    Total Return                             (56.10)%   26.67%    46.33%    21.40%     8.89%
--------------------------------------------------------------------------------------------
    Ratio of expenses to avg. net assets       6.07%     6.93%     7.24%     9.85%    12.42%
--------------------------------------------------------------------------------------------
     Ratio of net investment income
    (loss) to average net assets              (5.63)%   (6.61)%   (6.76)%   (8.95)%  (11.82)%
--------------------------------------------------------------------------------------------
    Portfolio Turnover                           22%       91%        0%       48%      193%
--------------------------------------------------------------------------------------------
    Net Assets, end of period (000s)         $2,426    $6,185    $5,169    $3,903    $4,397
--------------------------------------------------------------------------------------------

     The Fund's Statement of Additional Information ("SAI"), dated December 31, 2001, contains additional information about the Fund and its investments. Information about the Fund's investments is also included in the Fund's annual and semi-annual reports to shareholders.

     The SAI and the annual and semi-annual reports to shareholders are available upon request and without charge, and you may also request other information and make general inquiries by contacting us as the numbers below.

By telephone:       1-800-424-8570

By Mail:            Ameritor Security Trust
                    4400 MacArthur Boulevard, N.W.
                    Suite 301
                    Washington D.C. 20007

By E-mail           [fill in e-mail address]

On the Internet:    [fill in website]

     Information about the Fund (including the Fund's SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other information are available on the SEC's EDGAR database on its internet site at http://www.sec.gov. In addition, copies of documents may be obtained, after paying a duplicating fee, by sending an electronic request to the following e-mail address: publicinfo@sec.org, or by writing to the following address: Securities and Exchange Commission, Public Reference Section, Washington, D.C., 20549-0102.

Investment Company Act File Number 811-00018

                             AMERITOR SECURITY TRUST

                       STATEMENT OF ADDITIONAL INFORMATION
                                December 31, 2001

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Fund's prospectus dated December 31, 2001, which has been filed with the Securities and Exchange Commission. The Fund's financial statements and the report of its independent accountants are incorporated by reference into this Statement of Additional Information from the Fund's annual report to shareholders. Copies of the Fund's prospectus or the annual report are available without charge by writing to Ameritor Security Trust, 4400 MacArthur Boulevard, Suite 301, Washington, D.C. 20007-2521 or by calling 1-800-424-8570.

                                TABLE OF CONTENTS
                                 [to be updated]

Fund History
Description of the Fund and its Investments and Risks
  The Fund
  Investment Restrictions
  Investment Strategies and Risks
  Temporary Defensive Positions
  Portfolio Turnover
Management of the Fund
  Responsibilities of the Board of Trustees
  Trustees and Officers
  Compensation
  Code of Ethics
Control Persons and Principal Holders of Securities
Investment Advisory and Other Services
  Investment Adviser; Services Provided
  Principal Underwriter
  Custodian
  Independent Accountant
Brokerage Allocation and Other Practices.
  Brokerage Transactions and Selection
Description of Fund Shares
Purchase and Pricing of Shares
  Purchase of Fund Shares
  Offering Price of Fund Shares
Taxation of the Fund
Calculation of Performance Data
Financial Statements

                                  FUND HISTORY

     The Ameritor Security Trust, formerly Steadman Associated Fund, (the "Fund") (name change effective July 3, 1992) was originally organized as a Delaware corporation on [_____________]. It now exists as a common law trust organized under the laws of the District of Columbia pursuant an amended Trust Indenture dated October 2001. Shares of the Fund have not been continuously offered and are not currently offered. Shares of the Fund may be redeemed at any time, without charge by the Fund, at their net asset value, except during the occurrence of certain extraordinary events. See "Redemption of Fund Shares".

              DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

THE FUND

     The Fund is a no-load, non-diversified, open-end investment company. The Fund is registered under the Investment Company Act of 1940, as amended (hereinafter referred to as the 1940 Act).

INVESTMENT RESTRICTIONS

     The following information supplements the information concerning the Fund's investment objective, policies and limitations found in the Prospectus. The Fund has adopted certain fundamental investment limitations that cannot be changed except by a vote of its shareholders. The following are all of the Fund's fundamental investment limitations:

     ISSUANCE OF SENIOR SECURITIES. The Fund, as an open-end, management investment company registered under the 1940 Act, is prohibited from issuing senior securities.

     BORROWING. The Fund may borrow from banks for investment purposes in an amount not to exceed 33 1/3% of the value of the Fund's total assets, less its liabilities other than such borrowings. The 1940 Act requires that the Fund maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed.

     CONCENTRATION POLICY. The Fund will not invest 25% or more of the value of its total assets in any one industry, as determined by standard industry classification codes. However, the Fund is not obligated to sell excess securities when securities of a given industry come to constitute 25% or more of the value of the Fund's total assets by reason of changes in value of either the concentrated securities or other securities.

     UNDERWRITING. The Fund may not underwrite securities issued by others, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

     REAL ESTATE. The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

     COMMODITIES.  The  Fund  may not  purchase  or sell  physical  commodities;
however, this policy shall not prevent the Fund from purchasing or selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floor, collars and other financial instruments.

     LENDING. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this restriction does not apply to purchases of debt securities or repurchase agreements.

     The fundamental investment limitations of the Fund may be changed only by a "vote of a majority of the outstanding voting securities" of the Fund, a term defined in the 1940 Act to mean the vote (a) of 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present, or (b) of more than 50% of the outstanding voting securities of the Fund, whichever is less.

INVESTMENT STRATEGIES AND RISKS

     The Fund may employ several investment strategies, including but not limited to:

     BORROWING. The Fund may borrow for investment purposes although it currently does not intend to do so. This speculative type of borrowing, known as leveraging, generally will be unsecured, (except to the extent the Fund enters into reverse repurchase agreements described below). Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     FOREIGN SECURITIES. The Fund may invest in foreign securities, although it does not currently intend to invest in any foreign securities except American Depository Receipts ("ADRs"), described below. Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers and transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation, withholding taxes and limitations on the use or removal of funds or other assets.

     The costs associated with investment in foreign issuers, including withholding taxes, brokerage commissions and custodial fees, are higher than those associated with investment in domestic issuers. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in liability to the purchaser.

     Since the Fund may invest in securities denominated in currencies other than the U.S. dollar and since the Fund may hold foreign currencies, the Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in the currency exchange rates may influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by that Fund. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments, other economic and financial conditions, government intervention, speculation and other factors.

     The Fund may also invest in ADRs. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the domestic market. Usually issued by a U.S. bank or trust company, ADRs are receipts that demonstrate ownership of the underlying securities. For purposes of the Fund's investment policies and limitations, ADRs are considered to have the same classification as the securities underlying them. ADRs may be sponsored or unsponsored; issuers of securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the U.S. Accordingly, there may be less information available about such issuers than there is with respect to domestic companies and issuers of securities underlying sponsored ADRs. The Fund may also invest in Global Depository Receipts ("GDRs"), which are receipts, often denominated in U.S. dollars, issued by either a U.S. or non-U.S. bank evidencing its ownership of the underlying foreign securities.

     DEBT SECURITIES. The Fund may invest in debt securities although it currently does not intend to do so. The prices of debt securities fluctuate in response to perceptions of the issuer's creditworthiness and also tend to vary inversely with market interest rates. The value of such securities is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of these investments is likely to rise. The longer the time to maturity the greater are such variations.

     PORTFOLIO LENDING. The Fund may lend portfolio securities to brokers or dealers in corporate or government securities, banks or other recognized institutional borrowers of securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned, is continuously maintained by the borrower with the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to sell securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The risks of securities lending are similar to those of repurchase agreements. [The Fund presently does not intend to lend more than 5% of its portfolio securities at any time].

     REPURCHASE AGREEMENTS. When cash is temporarily available, or for temporary defensive purposes, the Fund may invest without limit in repurchase agreements and money market instruments, including high-quality short-term debt securities. A repurchase agreement is an agreement under which either U.S. Government obligations or other high-quality liquid debt securities are acquired from a securities dealer or bank subject to resale at an agreed-upon price and date. The securities are held for the Fund by a custodian bank as collateral until resold and will be supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, which may decline in value in the interim. The Fund will enter into repurchase agreements only with financial institutions determined by the Fund's adviser to present minimal risk of default during the term of the agreement.

     Repurchase agreements are usually for periods of one week or less, but may be for longer periods. The fund will not enter into repurchase agreements of more than seven days' duration if more than 15% of its net assets would be invested in such agreements and other illiquid investments. To the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund might suffer a loss. If bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund could be delayed or limited.

     When the Fund enters into a repurchase agreement, it will obtain as collateral from the other party securities equal in value to 102% of the amount of the repurchase agreement (or 100%, if the securities obtained are U.S. Treasury bills, notes or bonds). Such securities will be held by a custodian bank or an approved securities depository or book-entry system.

TEMPORARY DEFENSIVE POSITIONS

In response to unfavorable market, economic, political or other conditions, or when cash is temporarily available, the Fund may commit up to 100% of its assets to temporary defensive investments. Such defensive investments include in (i) high-grade debt securities of all types, (ii) U.S. Government securities, and
(iii) repurchase agreements.

PORTFOLIO TURNOVER

For the fiscal years ended June 30, 2001 and June 30, 2000, the Fund's portfolio turnover rate was 22% and 91% respectively.

                             MANAGEMENT OF THE FUND

RESPONSIBILITIES OF THE BOARD OF TRUSTEES

Pursuant to the Trust Indenture of the Fund, the Trustees possess full, exclusive and absolute power, control and authority over the Fund property and the business of the Fund to the same extent as if the Trustees were the sole and absolute owners of the Fund property and business in their own right. This authority is exercised free from any power or control on the part of the shareholders of the Fund, except as may be required by law. The Trustees may also delegate certain functions as may be permitted by the Trust Indenture.

TRUSTEES AND OFFICERS

The following table sets forth certain information concerning the Trustees and officers of the Fund.

-----------------------------------------------------------------------------------------------
          (1)                             (2)                                 (3)
-----------------------------------------------------------------------------------------------
 NAME, ADDRESS, AND AGE        POSITION(S) HELD WITH FUND       PRINCIPAL OCCUPATION(S) DURING
                                                                         PAST 5 YEARS
-----------------------------------------------------------------------------------------------
Richard P. Ellison         Trustee                             President and Chief Executive
1410 Coventry Lane                                             Officer, Intervest Financial
Alexandria VA 22304                                            Corporation; Director, Boat
Age 68                                                         America Corporations
-----------------------------------------------------------------------------------------------

7

-----------------------------------------------------------------------------------------------
Carole S. Kinney (1) (2)   Trustee and Secretary of the Fund   Chairman of the Board of
8020 Thornley Court                                            Ameritor Financial Corporation,
Bethesda, MD 20817                                             since 1998
Age 53
-----------------------------------------------------------------------------------------------
Jerome Kinney (1)(2)       Treasurer of the Fund               President, Ameritor Financial
8020 Thornley Court                                            Corporation, since 1998; Founder
Bethesda, MD 20817                                             and President, Jerome F. Kinney
Age 70                                                         Company (builder), 1955 to 1998
-----------------------------------------------------------------------------------------------

(1) Interested person as defined by Section 2(a)(19) of the Investment Company Act.
(2)  Carole and Jerome Kinney are husband and wife.

COMPENSATION

The following table sets forth the compensation of the members of the Board of Trustees for the fiscal year ended June 30, 2001. Trustees are paid $500 per regular, quarterly meeting attended plus reimbursement for certain expenses of attending the meeting. No officer received compensation from the Fund exceeding $60,000. The Fund, the other Ameritor funds, and Ameritor Financial Corporation do not provide any pension or retirement benefits.

-----------------------------------------------------------------------------------------------
          (1)                             (2)                                 (3)
-----------------------------------------------------------------------------------------------
NAME OF PERSON, POSITION        AGGREGATE COMPENSATION           TOTAL COMPENSATION FROM THE
                                   FROM THE FUND (1)                FUND AND FUND COMPLEX
                                                                     PAID TO TRUSTEES (1)
-----------------------------------------------------------------------------------------------
W. MARK CRAIN (2)
Former Trustee
-----------------------------------------------------------------------------------------------
RICHARD P. ELLISON                      $  600
Trustee
-----------------------------------------------------------------------------------------------
RICHARD O. HAASE (2)                    $  600
Former Trustee
-----------------------------------------------------------------------------------------------
CAROLE S. KINNEY                        $1,800                             $6,000
Trustee and Secretary
of the Fund
-----------------------------------------------------------------------------------------------
JOHN T. TURNER (2)
Former Trustee
-----------------------------------------------------------------------------------------------

(1) Includes compensation for serving on the Boards of Trustees of the Fund, as well as the Ameritor Industry Fund and the Ameritor Security Trust.
(2) Messrs. Crain and Haase, and Mr. Turner, resigned as trustees of the Fund effective August, 2001 and [October], 2001, respectively.

CODE OF ETHICS

The Fund and the Adviser each have adopted a code of ethics under Rule 17j-1 of the 1940 Act, which permits personnel covered by the code to invest in securities that may be purchased or held by the Fund, but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of October __, 2001, no person owned of record, or to the knowledge of the Fund, beneficially owned, 5% or more of the then outstanding shares of the Fund. Furthermore, no person has exerted himself or herself as a party in control of the Fund and there has been no adjudication under section 2(a)(9) of the 1940 Act that control exists.

     As of _________ ___, 2001, the Trustees and officers of the Fund, as a group beneficially owned no shares in the Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER; SERVICES PROVIDED

     The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with Ameritor Financial Corporation (the "Adviser") which has its principal offices at 4400 MacArthur Blvd, #301, Washington, D.C. 20007-2521. All voting stock of Ameritor Financial Corporation is owned by United Securities, Inc., a Maryland corporation whose sole shareholder is Carole S. Kinney. Carole Kinney serves as the Secretary and a Trustee of the Fund.

     Since commencing business through its predecessor, William Allen Steadman & Company, in 1932, the Adviser has principally engaged in the business of providing continuous investment supervision for the Fund. Under the terms of the Advisory Agreement, the Adviser manages the investments of the Fund and is responsible for overall management of its business affairs subject to supervision of the Trustees. As compensation for its services, the Fund pays to the Adviser a monthly advisory fee at the annual rate of 1% of the first $35,000,000 of the average daily net asset value of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. The advisory fee is higher than that paid by many other investment companies.

The Fund paid investment advisory fees during the last three fiscal years as follows:

Years Ended June 30               Advisory Fee
-------------------               ------------

2001                              $43,088
2000                              $57,658
1999                              $44,520

The Advisory Agreement also provides that the Fund will pay all of its ordinary expenses of operation except specifically excepted, such expenses of operation including, but not being limited to, the following: (i) the expenses of maintaining its own books of accounts; (ii) the expenses of its custodian, the transfer agent and dividend disbursing agent; (iii) the expenses of computing the daily net asset value of the shares; (iv) the fees and expenses of the Trustees including, contrary to most other funds, the fees of those Trustees who also may be directors of the Adviser or its subsidiary corporation; (v) the expenses of meetings of shareholders; (vi) the expenses of printing and mailing of all shareholder reports and other required reports and documents provided shareholders, including the cost of printing and mailing prospectuses to shareholders; (vii) taxes of any kind assessed against the Fund; (viii) interest and commissions; (ix) Securities and Exchange Commission registration fees; (x) state registration fees; (xi) the expenses of trust existence; (xii) all or part of the salaries of the fund officers and other employees who also may be directors or officers or employees of the Adviser or its subsidiaries; (xiii) the fees of auditors; (xiv) the fees of legal counsel; (xv) travel, entertainment, publication, telephone, telegraph, office space rent; and (xvi) all other ordinary expenses of operation. The Fund also will pay all extraordinary expenses of whatever kind unless such expenses have been specifically assumed by the adviser.

In addition to the investment advisory fee, the Adviser received fees from the Fund for the performance of delegated services, (dividend disbursing agent and transfer agent) as defined in the Trust Indenture. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at an annual rate of $20.00 per account.

For the months of July and August 2000, the Adviser also received reimbursements from the Fund for the salaries and benefits of its employees who perform functions other than investment advisory and shareholder service functions for the Fund, for rent and for computer programming services. Total reimbursements for the fiscal year ended June 30, 2001 were $39,228.

Beginning September 1, 2000, a Fund Accounting and Compliance Administration Agreement became effective. This agreement requires that the Adviser provide administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund. As compensation for these services, the Adviser receives a fee at the annual rate of 0.20% of the Fund's average daily net assets. The contract also provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $5,000 per month. For the fiscal year ended June 30, 2001, the Adviser received $50,000 pursuant to this agreement.

As of July 1, 2001, the Adviser subcontracted certain of its duties to provide accounting services to the Fund, to Unified Fund Services, Inc. Pursuant to a Mutual Fund Services Agreement with the Adviser, Unified maintains the Fund's books and records and accounting controls, calculates the Fund's net asset value, and assists in preparation of tax returns and calculation of dividends and distributions (if any). All fees due to Unified under this Agreement will be paid by the Adviser and not the Fund.

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

PRINCIPAL UNDERWRITER

The Fund currently has no principal underwriter.

CUSTODIAN

The Fund's custodian is First Union Bank, 123 South Broad Street, Philadelphia, Pennsylvania 19109. As custodian, First Union maintains safekeeping of the assets of the Fund.

INDEPENDENT ACCOUNTANT

The Fund's accountant is Tait, Weller & Baker, Suite 800, 8 Penn Center Plaza, Philadelphia, Pennsylvania 19109. As independent accountant, Tait, Weller & Baker performs the annual audit of the Fund's financial statements, and prepares the Fund's tax returns.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS AND SELECTION

     The Adviser makes decisions as to buying and selling investment securities, subject to supervision by the Fund's Board of Trustees. It is the practice of the Fund to seek the most favorable prices and execution of orders for the purchase or sale of portfolio securities, taking into consideration the facilities and services of a particular broker or dealer. Subject to these considerations, the Fund has authorized the Adviser to place a portion of such business on a principal or agency basis with eligible brokers who have provided the Adviser with statistical, quotation, and research material. Research services include written and oral advice; analyses and reports concerning issuers, industries, securities, markets, economic factors and trends; and portfolio strategy. The Fund has been informed that allocating brokerage to obtain statistical, investment, research, or quotation services will assist the Adviser in providing to the Fund more thorough and complete advisory material. In addition, the Adviser may use this information to assist it in making investment decisions for its other advisory clients. Although such services may tend to reduce the expenses of the Adviser in rendering investment advice to the Fund, the value of the services is not determinable. The Adviser's investment personnel determine the overall reasonableness of commissions paid by rating brokers or dealers on such general factors as execution capabilities, quality of research and financial condition, and net results of specific transactions in such terms as price, promptness, size of order, and difficulty of execution.

     The Adviser, acting on behalf of the Fund, is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage or research services. The Adviser and the Trustees consider such brokerage allocation to be consistent with the

Fund's brokerage policy. Brokers do not exercise investment discretion as to the Fund's portfolio securities, hence no brokerage is allocated for such service.

     The following table sets forth the amount of brokerage commissions paid by the Fund for the periods indicated.

                       For the fiscal years ended June 30,

--------------------------------------------------------------------------------
                                          2001            2000            1999
--------------------------------------------------------------------------------
Brokerage Commissions                    $ 6,090         $17,517         $ 3,790
--------------------------------------------------------------------------------

                           DESCRIPTION OF FUND SHARES

     The Fund is organized as a common law trust under the laws of the District of Columbia and has outstanding only one class of shares of beneficial interest. All shareholders have equal voting rights, and all shares participate equally in dividends and other distributions by the Fund, and in the residual assets of such Fund in the event of liquidation. Fractional shares have the same rights proportionately as do full shares, except that fractional shares do not have voting rights. Shares of the Fund have no preemptive rights and no conversion or subscription rights. The Fund does not hold regularly scheduled annual shareholders' meetings. Special meetings are called when required by applicable laws and regulations. No shareholder of any Fund shall be subject to any liability to any person in connection with the property or affairs of any such Fund. The shares of the Fund are not subject to mandatory redemption and or subject to a sinking fund.

     In addition, the governing documents of the Fund contain several other provisions relating to shareholders' rights that are uncommon to most other mutual funds including: (a) trustees hold office for a term of unlimited duration, and may only be removed by a vote of 90% of the remaining Trustees or a vote of two-thirds of the shareholders; (b) special meetings of the Shareholders may be called at any time by the Chairman or by a majority of the Trustees, and shall be called upon written request (c) the Trustees shall promptly call a meeting of shareholders for the purpose of voting upon the question of removal of Trustees when requested to do so by the record holders of not less than 10% of the outstanding shares of the Fund. (d) shareholders are entitled to vote for or against any amendments to the Trust Indenture only under limited circumstances, (e) shareholders are not entitled to vote for or against a termination of the Fund, and (f) except as otherwise required by law, shareholders may call special meetings by written request of shareholders holding in the aggregate not less than ninety percent (90%) of the outstanding shares having voting rights.

     As interpreted by the staff of the Securities and Exchange Commission, the 1940 Act provides shareholders of the Fund with certain rights with respect to removal of

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

Trustees. Under these provisions, shareholders may remove one or more Trustees by declaration or vote of two-thirds of the Fund's outstanding shares. The Trustees will promptly call a meeting of shareholders for the purpose of voting upon the question of removal of Trustees when requested to do so by the record holders of not less than 10% of the outstanding shares of the Fund. The Fund will comply with these procedures.

     The Trust Indenture of the Fund provides that there shall not be cumulative voting by shareholders for the election of Trustees. The absence of cumulative voting rights means that holders of a majority of the shares voted at a meeting of shareholders may, if they so choose, elect all Trustees to be selected, thus precluding minority shareholder representation among the Trustees. Other than a provision of the Act requiring every shareholder to have equal voting power, no provision of the Act requires cumulative voting.

     Finally, a provision of the Trust Indenture of the Fund permits the Trustees to limit the amount of Fund shares owned at any one time by any one person to 5% of Fund shares. This provision allows the Trustees to prevent a person from becoming an affiliated person within the meaning of Section 2 of the 1940 Act. There is no provision of the Act that limits the percentage ownership one person may have in an open-end investment company.

                         PURCHASE AND PRICING OF SHARES

PURCHASE OF FUND SHARES

     Shares of the Fund are not currently offered to the public.

OFFERING PRICE OF FUND SHARES

     Fund shares are bought and sold at the net asset value next calculated after the buy or sell order is placed. (Currently, shares of the Fund are not offered to the public, but current shareholders may redeem their shares.) The Fund's net asset value per share is determined at the close of trading on the New York Stock Exchange (currently 4:00 p.m., New York Time) on days when the
New York Stock Exchange is open for business. It is computed by dividing the value of net assets (i.e.., the value of the assets less liabilities) by the total number of shares outstanding. Portfolio securities are valued at the last sale price on the national securities exchange or national securities market on which the securities are primarily traded. Securities not listed on an exchange or national securities market or securities for which there were no transactions are valued at the mean between the most recent reported bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees. Debt securities having remaining maturities of less than 60 days are valued by the amortized cost method, unless the Trustees determine this is not fair value. Expenses and fees, including the management fee, are accrued daily and taken into account for the purpose of determining the net asset value.

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

                              TAXATION OF THE FUND

     The Fund intends to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"). To qualify for that treatment, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short term capital gains) ("Distribution Requirement") and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities or those currencies ("Income Requirement"), and (2) the Fund's investments must satisfy certain diversification requirements. In any year during which the applicable provisions of the Code are satisfied, the Fund will not be liable for Federal income tax on net income and gains that are distributed to its shareholders. If for any taxable year the Fund does not qualify for treatment as a RIC, all of its taxable income would be taxed at corporate rates and shareholders would treat all distributions as dividends (that is, ordinary income).

     A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or in additional Fund shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

     A loss on the sale of Fund shares that were held for six months or less will be treated as a long term (rather than a short term) capital loss to the extent the seller received any capital gain distributions attributable to those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or any other distribution the investor will pay full price for the shares and receive some portion of the price back as a taxable distribution.

     Any dividend or other distribution will have the effect of reducing the net asset value of the Fund's shares on the payment date by the amount thereof. Furthermore, any such dividend or other distribution, although similar in effect to a return of capital, will be subject to taxes. Dividends and other distributions may also be subject to state and local taxes.

     A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in Fund shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from domestic corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. Distributions of net capital gains made by the Fund do not qualify for the dividends-received deduction.

     The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year an amount equal to the sum of (1) 98% of its ordinary income, (2) 98% of its capital gain net income (determined on an October 31 fiscal year basis), plus (3) generally, income and gains not distributed or subject to corporate tax in the prior calendar year. The Fund intends to avoid imposition of the Excise Tax by making adequate distributions.

     Under the federal income tax law, the Fund is required to report to the Internal Revenue Service all dividend distributions. Under the backup withholding provisions, all distributions by the Fund may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification numbers and with required certifications regarding their status under federal income tax laws. If the withholding provisions are applicable, any such distributions will be reduced by the amounts required to be withheld. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

     The foregoing discussion of Federal tax consequences is based on the tax law in effect on the date of this Statement of Additional Information, which is subject to change by legislative, judicial, or administrative action. The Fund may be subject to state or local tax in jurisdictions in which it may be deemed to be doing business.

                         CALCULATION OF PERFORMANCE DATA

     The Fund will calculate its total rate of return for certain periods by determining the average annual compounded rates of return over these periods that would cause an investment of $10,000 (with all dividends and distributions reinvested) to reach the value of that investment at the end of the periods. The Fund may also calculate total rates of return, which represent aggregate performance over a period or year-by-year performance. The average annual total rate of return for Fund shares for the one year, five year, and ten year periods ended June 30, 2001 are (56.10)%, 1.41% and 2.61%, respectively.

                              FINANCIAL STATEMENTS

     The Statement of Net Assets as of June 30, 2001; the Statement of Operations for the year ended June 30, 2001; the Statement of Changes in Net Assets for the years ended June 30, 2001 and 2000; the Financial Highlights for the periods presented; the Notes to Financial Statements and the Report of Tait, Weller and Baker, the Fund's independent accountants, are included in the Fund's June 30, 2001 annual report, and are hereby incorporated by reference into this Statement of Additional Information.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

     (a) Annotated and Amended and Restated Declaration of Trust Ameritor Security Trust dated October 17, 2001 is filed herein as Exhibit 23(a).

     (b)  By-laws. Not applicable.

     (c) Instruments Defining Rights of Security Holders. Instruments defining the rights of Security holders with respect to Ameritor Security Trust are contained in the Declaration of Trust which is filed as Exhibit
          (a) to Item 23 of Part C to this Registration Statement.

     (d)  Investment  Advisory  Contract.  Ameritor  Security  Trust Amended and
          Restated Investment Advisory Agreement dated February 28, 1984 is filed herein as Exhibit 23(d).

     (e)  Underwriting Contracts. [Not applicable].

     (f)  Bonus or Profit Sharing Contracts. [Not applicable].

     (g) Custodian Agreement. Custodian agreement between Ameritor Security Trust and First Union National Bank is filed herein as Exhibit 23(g).

     (h)  Other Material Contracts. Not applicable.

     (i)  Legal Opinion. [Not applicable].

     (j)  Other  Opinions.  Consent of Tait,  Weller & Baker is filed  herein as
          Exhibit 23(j).

     (k)  Omitted Financial Statements. None.

     (l)  Initial Capital Agreements. [None].

     (m)  Rule 12b-1 Plan. Not applicable.

     (n)  Rule 18f-3 Plan. Not applicable.

     (o)  Reserved.

     (p) Code of Ethics of Ameritor Financial Corporation, Ameritor Industry Fund, Ameritor Investment Fund, and Ameritor Security Trust is filed herein as Exhibit 23(p).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

     None.

ITEM 25. INDEMNIFICATION

     Not applicable.

Section 5.3 of the Annotated and Amended Declaration of Trust of Ameritor Security Trust (the "Trust Agreement"), provides that the Fund shall indemnify each of its Trustees, Advisors, officers, employees, and agents (including any person who serves at its request as director, officer, partner, trustee or the like of another organization in which the Fund has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise, as fines or penalties and as counsel fees, reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while acting as a Trustee or Advisor, or as an officer, employee, or agent of the Fund or the Trustees, as the case may be, or thereafter, by reason of his being or having been a Trustee, Advisor, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith or with willful misconduct or reckless disregard of his duties or gross negligence or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Fund, provided that as to any matter disposed of by a compromise payment, by such Trustee, Advisor, officer, employee or agent, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless such compromise shall be approved as in the best interests of the Fund by a majority of the disinterested Trustees or the Fund shall have received a written opinion of independent legal counsel to the effect that such Trustee, Advisor, officer, employee, or agent appears to have acted in good faith in the reasonable belief that his action was in the best interests of the fund. A provision of this section of the Trust Agreement also provides that the Trust Agreement is not the sole means of indemnification and that the Fund may indemnify persons as provided by applicable law.

The District of Columbia Code does not contain a provision relating to the indemnification of trustees, officers, employees, or agents of a trust. However, under general common law trust principles, a trustee is normally entitled to reimbursement from the trust for all necessary and reasonable expenditures made in the execution of the trust if the trustee acted in good faith for the benefit of the trust. However, under common law trust principles, property of the trust cannot be used to reimburse the trustee for losses or expenses incurred by the trustee, unless the trustee has exercised good faith and common prudence.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR

     The Investment Advisor provides transfer agency services to the Fund.

ITEM 27. PRINCIPAL UNDERWRITERS

     Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, is maintained by the Ameritor Financial Corporation at 4400 MacArthur Blvd, #301, Washington D.C. 20007-2521.

ITEM 29. MANAGEMENT SERVICES

     Not applicable.

ITEM 30. UNDERTAKINGS

     None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Washington and the District of Columbia, on this 30th day of October, 2001.

AMERITOR SECURITY TRUST


By: /s/ Carole S. Kinney
    --------------------
    Carole S. Kinney
    Secretary, Trustee

     Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the indicated capacities on October 30, 2001.

                                        /s/ Richard P. Ellison
                                        ----------------------
                                        Richard P. Ellison
                                        Trustee